RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Transactions with Related Parties
	Years ended December 31,
Transactions	2013	2014	2015
	RMB	RMB	RMB
Borrowing from an entity controlled by minority shareholder of Shenyang K-12 (Note i)	1,100	-	-
Borrowings from/(repayments to) Executive Principal of Ambow Research Center – Gao Shoubai (Note ii)	3,960	-	(3,960)
Loan to/(collection from) Vice President - Xie Xuejun (Note iii)	-	2,770	(1,670)
Borrowing from/(repaid to) Vice President - Xie Xuejun (Note iv)	850	500	(1,350)
Loan to General Manager of Beijing SIWA Century Zhisheng Education Technology Co., Ltd. (“Century Zhisheng”) - Bu Lixiang (Note iii)	-	10	199
Loan to Suzhou Chengpingheng Software Engineering Co., Ltd , an entity controlled by Bu Lixiang, General Manager of Century Zhisheng (Note v)	-	-	138
Borrowing from General Manager of Century Zhisheng - Bu Lixiang (iv)	-	3,143	1,089
Borrowing from Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center, Gao Shoubai (Note v)	-	3,430	-
Loan to Chief Operating Officer- Chiao-Ling Hsu (Note iii)	-	-	400
Others	5	-	-

Note (i)
Borrowing from an entity controlled by minority shareholder of Shenyang K-12 was RMB nil as of December 31, 2014 and 2015 which was due to the minority shareholder of Shenyang K-12 was no longer related party of the Group.

Note (ii)
Due to the shortage of working capital, the Company borrowed funds from management personnel Gao Shoubai. The borrowing of RMB 2,000 from Gao Shoubai was with a maturity date on February 7, 2014 and noninterest bearing; RMB 1,960 was with a maturity date on December 8, 2013 and bearing interest at 24% per annum. The borrowings of RMB 3,960 were repaid to Gao Shoubai in the year ended December 31, 2015.

Note (iii)	The loans were to management for operation purpose.

Note (iv)
The borrowings were made from management for operation purpose. The borrowings of RMB 3,143 and 1,089 from Bu Lixiang in 2014 and 2015 were noninterest bearing. The borrowings of RMB 850 and 500 from Xie Xuejun in year 2013 and 2014 were bearing interest at 10% per annum, and fully repaid in 2015.

Note (v)	The loans to and/or borrowings from entities controlled by of management were made for operation purpose without interest bearing and maturity date.

Schedule of Balances with Related Parties
	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2014	2015	2014	2015
	RMB	RMB	RMB	RMB
Executive Principal of Ambow Research Center - Gao Shoubai (Note 22 a (ii))	-	-	3,960	-
Vice President - Xie Xuejun (Note 22 a (iii) & (iv))	2,770	1,100	1,350	-
General Manager of Century Zhisheng - Bu Lixiang (Note 22 a (iv))	10	209	3,143	4,232
Entity controlled by General Manager of Century Zhisheng, Bu Lixiang - Suzhou Chengpingheng Software Engineering Co., Ltd (Note 22 a (v))	-	138	-	-
Entity controlled by Executive Principal of Ambow Research Center, Gao Shoubai - Shandong Shichuang Software Engineering Co., Ltd. (Note 22 a (v))	-	-	3,430	3,430
Chief Operating Officer-Chiao-Ling Hsu (Note 22 a (iii))	-	400	-	-
	2,780	1,847	11,883	7,662